8. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade receivable [absract]
Schedule of trade receivables
	2020	2019

Local currency
Credit card administrators	318,869	740,967
Travel agencies	266,086	253,494
Cargo agencies	29,902	33,677
Airline partner companies	8,877	291
Other	13,845	15,690
Total local currency	637,579	1,044,119

Foreign currency
Credit card administrators	77,616	121,844
Travel agencies	13,960	36,845
Cargo agencies	122	1,384
Airline partner companies	19,464	30,740
Other	9,005	11,550
Total foreign currency	120,167	202,363

Total	757,746	1,246,482

Allowance for expected loss on trade receivables accounts	(18,047)	(16,952)

Total trade receivables	739,699	1,229,530

Schedule of aging list of trade receivables

The aging list of trade receivables, net of allowance for expected loss on trade receivables accounts, is as follows:

	2020	2019
Not yet due
Until 30 days	459,338	567,567
31 to 60 days	88,893	213,334
61 to 90 days	33,121	100,478
91 to 180 days	54,832	187,883
181 to 360 days	41,484	76,902
Above 360 days	256	1,499
Total not yet due	677,924	1,147,663

Overdue
Until 30 days	10,278	47,959
31 to 60 days	21,677	23,290
61 to 90 days	13,501	3,986
91 to 180 days	11,474	3,009
181 to 360 days	785	421
Above 360 days	4,060	3,202
Total overdue	61,775	81,867

Total	739,699	1,229,530

Schedule of changes in allowance for doubtful accounts

The changes in an expected loss on trade receivables are as follows:

	2020	2019
Balance at the beginning of the year	(16,952)	(11,284)
(Additions) and Exclusions	(1,095)	(13,499)
Unrecoverable Amounts	-	7,831
Balances at the end of the year	(18,047)	(16,952)